Related Party Transactions	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Related party transactions
21.	Related party transactions

In addition to the related party information disclosed elsewhere in the consolidated financial statements, the Group entered into the following material related party transactions.

Name of party	Relationship

Mr. Zhao Jishuang	A major shareholder of the Company
Mr. Guo Yupeng	A major shareholder of the Company
Mr. Peng Siguang	A major shareholder of the Company
Zhongshi Qile (Beijing) Culture Media Co., Ltd. (“Zhongshi Culture”)	Fellow subsidiary
Shenzhen Meifu English Information Consulting Co., Ltd. (“Meifu English”)	Fellow subsidiary
Oxford International College Chengdu School (“Chengdu School”)	Fellow subsidiary
Meten International Educational Talent Management Service (Shenzhen) Co., Ltd (Meten Talent Service)	Fellow subsidiary
Xiamen Siming District Meten English Training School (“Xiamen Siming Meten School”)	Associate of the Group
Liketou (HK) Co., Ltd.	Entity under significant influence of a key management
Shenzhen Shuangge Technology Co., Ltd. (“Shenzhen Shuangge”)	Fellow subsidiary
Shenzhen Meten Oversea Education Consulting Co., Ltd. (“Shenzhen Meten Oversea”)	Fellow subsidiary
Shenzhen Yilian Education Investment Co., Ltd. (“Shenzhen Yilian Education”)	Fellow subsidiary
Beijing Wuyan Education Consulting Co., Ltd. (“Beijing Wuyan Education”)	Equity method investment subsidiary

(a) Major transactions with related parties

	December 31, 2020	June 30, 2021
	RMB’000	RMB’000

Advances from related parties
- Meifu English	4,000	9,237
- Chengdu School	23,300	16,300
- Shenzhen Shuangge	480	-
- Meten Talent Service	4,991	2,375
- Mr. Zhao Jishuang	30,893	80,108
Total	63,664	108,020
Repayment of advances from related parties
- Mr. Zhao Jishuang	-	60,656
- Meifu English	-	10,237
- Chengdu School	14,000	11,162
- Meten Talent Service	128	1,759
- Shenzhen Shuangge	176	303
- Xiamen Siming Meten School	19	-
Total	14,323	84,117

Advances to related parties
- Meifu English	2,681	20
- Zhongshi Culture	104	71
- Chengdu School	17	358
- Shenzhen Shuangge	261	34
- Shenzhen Meten Oversea	4,253	-
- Meten Talent Service	2,502	330
- Shenzhen Yilian Education	401	-
Total	10,219	813
Repayment of advances to related parties
- Meifu English	4,549	1,256
- Zhongshi Culture	126	433
- Chengdu School	49	361
- Shenzhen Shuangge	-	316
- Shenzhen Meten Oversea	1,045	3,264
- Shenzhen Yilian Education	-	16
- Meten Talent Service	6,022	323
- Xiamen Siming Meten School	156	-
Total	11,947	5,969

(b) Balances with related parties

	December 31, 2020	June 30, 2021
	RMB’000	RMB’000
Amounts due from related parties
Current
- Zhongshi Culture	508	146
- Meifu English	2,751	1,514
- Xiamen Siming Meten School	246	246
- Chengdu School	17	14
- Meten Talent Service	458	465
- Shenzhen Meten Oversea	3,264	-
- Shenzhen Shuangge	289	7
- Shenzhen Yilian Education	401	385
- Beijing Wuyan Education	-	2,000
Total	7,934	4,777

Amounts due to related parties
Current
- Meifu English	4,012	3,012
- Chengdu School	9,354	14,492
- Shenzhen Meten Oversea	1,070	767
- Meten Talent Service	4,863	5,479
- Mr. Zhao Jishuang	30,893	50,345
Total	50,192	74,095

(i)	Advances from/to these related parties are unsecured, interest free and repayable on demand.